Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Income tax [Abstract]
Major components of tax expense income [text block]
Amounts in US$ '000	2017	2016	2015
Current tax	(48,449)	(12,359)	(7,262)
Deferred income tax (Note 18)	5,304	555	24,316
	(43,145)	(11,804)	17,054

Summary of Income Tax Reconciliation Explanatory [text block]
The tax on the Group’s profit (loss) before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

Amounts in US$ '000	2017	2016	2015
Profit (Loss) before tax	25,308	(48,842)	(301,620)
Tax losses from non-taxable jurisdictions	22,708	12,318	15,852
Taxable profit (loss)	48,016	(36,524)	(285,768)

Income tax calculated at domestic tax rates applicable to Profit (Losses) Income in the respective countries	(31,107)	(809)	62,589
Tax losses where no deferred tax benefit is recognised	(8,111)	(6,616)	(16,325)
Effect of currency translation on tax base	(2,330)	(2,840)	(6,776)
Changes in the income tax rate (Note 16)	542	220	(625)
Non recoverable tax loss carry-forwards	-	-	(15,537)
Non-taxable results (a)	(2,139)	(1,759)	(6,272)
Income tax	(43,145)	(11,804)	17,054

(a)	Includes non-deductible expenses in each jurisdiction and changes in the estimation of deferred tax assets and liabilities.

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory [text block]
The Group has significant tax losses available which can be utilised against future taxable profit in the following countries:

Amounts in US$ '000	2017	2016	2015
Argentina	4,849	2,908	3,834
Chile (a)	345,104	280,290	209,910
Brazil (a)	33,721	16,057	-
Total tax losses at 31 December	383,674	299,255	213,744

(a)	Taxable losses have no expiration date.

Deferred tax assets in respect of tax losses explanatory [text block]	Expiring dates for tax losses accumulated at 31 December 2017 are:
Expiring date	Amounts in US$ '000
2020	754
2021	1,446
2022	2,649